Debt - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,184,132
Payments on loans, borrowings and finance leases	(246,349)	$ (326,965)	$ (221,912)
Proceeds from new borrowings	147,798	164,400	$ 130,000
Non-cash transactions	89,000
Debt including current maturities	1,174,581	1,184,132
Obligations under finance leases [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	461,797
Payments on loans, borrowings and finance leases	(28,107)
Non-cash transactions	89,000
Debt including current maturities	522,690	461,797
Debt [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	722,335
Payments on loans, borrowings and finance leases	(218,242)
Proceeds from new borrowings	147,798
Debt including current maturities	$ 651,891	$ 722,335